Marketable securities - Schedule of Marketable Securities by Contractual Maturities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Marketable Securities [Abstract]
Due in 1 year or less	$ 44,643
Due in 1 year through 2 years	22,125
Total	$ 66,768